Variable Interest Entities (Assets and Liabilities of Non-consolidated Variable Interest Entities) (Detail) - Non-consolidated VIEs [Member] - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Variable Interest Entity [Line Items]
Total assets	¥ 213,008,709	¥ 169,334,856
Maximum exposure	19,106,098	17,851,986
On-balance sheet assets, Total assets	15,589,741	14,592,351
On-balance sheet assets, Trading account assets	1,254,322	1,378,375
On-balance sheet assets, Investment securities	5,242,402	4,032,522
On-balance sheet assets, Loans	8,914,380	8,933,460
On-balance sheet assets, All other assets	178,637	247,994
On-balance sheet liabilities, Total liabilities	73,687	49,966
On-balance sheet liabilities, All other liabilities	73,687	49,966
Asset-backed Conduits [Member]
Variable Interest Entity [Line Items]
Total assets	29,621,609	29,011,749
Maximum exposure	6,221,274	5,721,627
On-balance sheet assets, Total assets	4,982,357	4,645,697
On-balance sheet assets, Trading account assets	659	620
On-balance sheet assets, Investment securities	1,704,553	1,541,591
On-balance sheet assets, Loans	3,277,145	3,103,486
Investment Funds [Member]
Variable Interest Entity [Line Items]
Total assets	67,750,419	45,090,381
Maximum exposure	1,952,676	1,776,366
On-balance sheet assets, Total assets	1,753,823	1,525,127
On-balance sheet assets, Trading account assets	187,166	213,722
On-balance sheet assets, Investment securities	1,253,705	891,062
On-balance sheet assets, Loans	304,310	413,855
On-balance sheet assets, All other assets	8,642	6,488
On-balance sheet liabilities, Total liabilities	206	17,919
On-balance sheet liabilities, All other liabilities	206	17,919
Special Purpose Entities Created for Structured Financing [Member]
Variable Interest Entity [Line Items]
Total assets	42,676,571	35,437,349
Maximum exposure	3,972,450	4,016,999
On-balance sheet assets, Total assets	3,015,593	3,193,621
On-balance sheet assets, Trading account assets	252,597	309,560
On-balance sheet assets, Investment securities	48,895	116,961
On-balance sheet assets, Loans	2,709,008	2,697,126
On-balance sheet assets, All other assets	5,093	69,974
On-balance sheet liabilities, Total liabilities	9,827	7,217
On-balance sheet liabilities, All other liabilities	9,827	7,217
Repackaged Instruments [Member]
Variable Interest Entity [Line Items]
Total assets	12,885,367	10,212,933
Maximum exposure	3,477,545	2,576,619
On-balance sheet assets, Total assets	3,383,161	2,487,377
On-balance sheet assets, Trading account assets	690,305	759,591
On-balance sheet assets, Investment securities	2,169,798	1,421,716
On-balance sheet assets, Loans	478,252	236,852
On-balance sheet assets, All other assets	44,806	69,218
On-balance sheet liabilities, Total liabilities	6,087
On-balance sheet liabilities, All other liabilities	6,087
Others [Member]
Variable Interest Entity [Line Items]
Total assets	60,074,743	49,582,444
Maximum exposure	3,482,153	3,760,375
On-balance sheet assets, Total assets	2,454,807	2,740,529
On-balance sheet assets, Trading account assets	123,595	94,882
On-balance sheet assets, Investment securities	65,451	61,192
On-balance sheet assets, Loans	2,145,665	2,482,141
On-balance sheet assets, All other assets	120,096	102,314
On-balance sheet liabilities, Total liabilities	57,567	24,830
On-balance sheet liabilities, All other liabilities	¥ 57,567	¥ 24,830